Property and equipment, net - Schedule of Property and equipment, net (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Less—Accumulated depreciation	$ (153,912)	$ (115,837)
Property, Plant and Equipment, Net, Total	17,332	79,593
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	170,954	195,140
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 290	$ 290